COMPANY INFORMATION (Details)	Mar. 04, 2022	Dec. 31, 2025	Dec. 12, 2025	May 11, 2022	Nov. 30, 2021	Jan. 12, 2018
November 2021 unsecured bond 8.75%
COMPANY INFORMATION
Interest rate		8.75%	8.75%		8.75%
Argo Innovation Facilities (US) Inc.
COMPANY INFORMATION
Proportion of ownership interest in subsidiary	100.00%
Growler Usco Inc.
COMPANY INFORMATION
Percentage of equity interests acquired			100.00%
Argo innovation Labs Inc.
COMPANY INFORMATION
Percentage of equity interests acquired						100.00%
DPN LLC Inc
COMPANY INFORMATION
Percentage of equity interests acquired	100.00%
9377 2556 and 9366 5230 Quebec Inc
COMPANY INFORMATION
Percentage of equity interests acquired				100.00%